Revenues - geographical distribution of revenues from external customers (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 7,350,946	$ 3,513,788	$ 2,417,173
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	557,639	571,216	827,057
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6,086,527	2,692,599	1,407,063
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	706,780	249,973	$ 183,053
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,557,085	2,150,764
Sale of electric boats | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	557,639	571,216
Sale of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,292,666	1,329,575
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	706,780	249,973
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,793,861	1,363,024
Rental of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,793,861	$ 1,363,024